Credit Facilities (Details) € in Thousands, ₨ in Thousands, $ in Thousands, $ in Thousands	Jun. 01, 2021 CAD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 EUR (€)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 INR (₨)	May 31, 2020 USD ($)	May 31, 2020 CAD ($)
Canadian Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity						$ 53,677	$ 70,000
Canadian Revolving Line of Credit [Member] | Forecast [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	$ 70,000
Amended Canadian Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity		$ 69,013		$ 90,000
US Dollar Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity						$ 9,000
Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit		33,783
Revolving Line of Credit [Member] | Bank Loan [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit		32,737
Revolving Line of Credit [Member] | Letters of Guarantee [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit		1,046
Line of Credit, Foreign Currency Risk [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity		23,719
Amount reserved from line of credit		3,093
INR Line of Credit, Foreign Currency Risk [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity		1,800			₨ 131,387
Amount reserved from line of credit		10			₨ 730
Euro Dollar Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity		478	€ 400
Euro Dollar Revolving Line of Credit [Member] | Letters of Guarantee [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit		$ 223	€ 187